Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of intangible assets	The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Property rights	5 years
Software	5 years
License	5 years
The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Property rights	5 years
Software	5 years
License	5 years

Schedule of estimated useful lives of property and equipment
Category	Depreciation Method	Useful Life
Furniture and fixtures	Straight line	5 years
Computer hardware	Straight line	10 years

Category	Depreciation Method	Useful Life
Furniture and fixtures	Straight line	5 years
Computer hardware	Straight line	10 years